Segment Information (Policy)	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Reporting Pensions And Other Postretirement Plans

Also included in the Other segment are impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, including interest costs and expected return on plan assets for our pension and postretirement benefit plans.